Derivative financial instruments - Change in fair value of the derivative instruments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Derivative financial instruments
Change in fair value of the derivative instruments	$ 1.4	$ 34.6	$ 4.5	$ 16.5
Embedded options within listed bonds
Derivative financial instruments
Change in fair value of the derivative instruments	$ 1.4	4.0	4.3	10.6
Foreign exchange swaps
Derivative financial instruments
Change in fair value of the derivative instruments		30.5	$ 0.2	5.6
Interest rate caps
Derivative financial instruments
Change in fair value of the derivative instruments		$ 0.1		$ 0.3